Business Segment and Geographical Information - Schedule of Distribution of Income from Operations by Geographical Area (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Income from operations	$ 229,857	$ 209,484	$ 515,354	$ 426,273
Ireland
Segment Reporting Information [Line Items]
Income from operations	108,381	125,896	245,111	177,223
Rest of Europe
Segment Reporting Information [Line Items]
Income from operations	39,629	22,489	93,140	82,255
U.S.
Segment Reporting Information [Line Items]
Income from operations	62,656	55,744	139,555	143,833
Rest of World
Segment Reporting Information [Line Items]
Income from operations	$ 19,191	$ 5,355	$ 37,548	$ 22,962